PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4:	PROPERTY AND EQUIPMENT

	December 31,
	2016	2017
Cost:

Computers and peripheral equipment	$7,385	$7,876
Office furniture and equipment	1,019	1,092
Leasehold improvements	109	112

	8,513	9,080
Accumulated depreciation:

Computers and peripheral equipment	6,607	7,243
Office furniture and equipment	816	942
Leasehold improvement	90	102

	7,513	8,287

Depreciated cost	$1,000	$793

Depreciation expenses amounted to $ 641, $ 668 and $704 for the years ended December 31, 2015, 2016 and 2017, respectively.

As to charges, see Note 8b.